UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012
                                                -----------------

Check here if Amendment [  ]: Amendment Number:
                                                 -----------------

     This Amendment (Check only one):      [ ]   is a restatement
                                           [ ]   adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Snow Lake Capital (HK) Limited
Address:  Unit 2606, 26/F, The Center, 99 Queen's Road Central,
          Central, Hong Kong

Form 13F File Number:      (To be determined after filing)
                           -------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Fiony Tam
Title:      COO/CFO
Phone:      +852 3468 6439

Signature, Place and Date of Signing:

     /s/ Fiony Tam                      Hong Kong           February 12, 2013
--------------------------          -------------------     -----------------
        [Signature]                    [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                               --------------
Form 13F Information Table Entry Total:              11
                                               --------------
Form 13F Information Table Value Total:           $123,224
                                               --------------
                                               (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        None


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
                                                      SNOW LAKE CAPITAL (HK) LIMITED
                                                        FORM 13F INFORMATION TABLE
                                                     QUARTER ENDED DECEMBER 31, 2012


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                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------------------------------------------------------------------------------------------------------
AUTONAVI HLDGS LTD           SPONSORED ADR  05330F106    5,670   500,000 SH       SOLE                  500,000
AIRMEDIA GROUP INC           SPONSORED ADR  009411109    1,018   530,000 SH       SOLE                  530,000
FOCUS MEDIA HLDG LTD         SPONSORED ADR  34415V109   12,835   500,000 SH       SOLE                  500,000
LE GAGA HLDGS LTD            SPONSORED ADR  521168104    5,117 1,350,000 SH       SOLE                1,350,000
CHINA LODGING GROUP LTD      SPONSORED ADR  16949N109   38,529 2,259,770 SH       SOLE                2,259,770
PACTERA TECHNOLOGY INTL LTD  SPONSORED ADR  695255109    7,940 1,000,000 SH       SOLE                1,000,000
QIHOO 360 TECHNOLOGY CO LTD  ADS            74734M109    7,423   250,000 SH       SOLE                  250,000
SOHU COM INC                 COM            83408W103   16,569   350,000 SH       SOLE                  350,000
SPREADTRUM COMMUNICATIONS IN ADR            849415203    4,681   265,671 SH       SOLE                  265,671
TAL ED GROUP                 ADS REPSTG COM 874080104   12,042 1,254,411 SH       SOLE                1,254,411
YOUKU TUDOU INC              SPONSORED ADR  98742U100   11,400   625,000 SH       SOLE                  625,000
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